EMPLOYEE BENEFIT PLANS - Severance obligation (Details) - Severance obligation - Colombia $ in Millions	12 Months Ended
	Dec. 31, 2023 COP ($) item	Dec. 31, 2022 COP ($) item
EMPLOYEE BENEFIT PLANS
Number of participants covered by plan | item	114	152
Defined benefit obligation at present value
EMPLOYEE BENEFIT PLANS
Present value of the obligation as of January 1	$ 15,446	$ 18,429
Current service cost	357	409
Interest cost	1,566	1,250
Benefits paid	(6,594)	(5,113)
Net actuarial loss / (gain) due to changes in assumptions	888	1,806
Net actuarial loss / (gain) due to plan experience	2,697	(1,335)
Defined obligation, unfunded as of December 31	$ 14,360	$ 15,446